FINANCIAL RISK MANAGEMENT - CREDIT RISK - IMPAIRMENT OF FINANCIAL ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,563,219	¥ 3,922,829
Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	4,563,219	3,922,829
Loss provison	(61,135)	(61,212)	¥ (66,907)
Portfolio 1 [member] | Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	232,848	248,481
Portfolio 2 [member] | Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,033,727	¥ 3,560,959
ECL rates (as percent)	1.42%	1.66%
Loss provison	¥ (57,201)	¥ (58,945)
Portfolio 3 [member] | Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 196,694	¥ 113,389
ECL rates (as percent)	2.00%	2.00%
Loss provison	¥ (3,934)	¥ (2,267)
Portfolio 4 [member] | Trade receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 99,950	¥ 0